UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/16 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.5%)

CONSUMER DISCRETIONARY (6.0%)

	APPAREL (0.5%)
32,000	NIKE, Inc. Class B	$1,626,560

	DISTRIBUTION&WHOLESALE (0.8%)
34,000	LKQ Corp. *	1,042,100
12,500	Pool Corp.	1,304,250
		2,346,350
	RETAIL (4.7%)
4,000	AutoZone, Inc. *	3,159,160
39,000	Dollar Tree, Inc. *	3,010,020
9,700	Domino's Pizza, Inc.	1,544,628
12,800	O'Reilly Automotive, Inc. *	3,563,648
44,000	TJX Companies, Inc. (The)	3,305,720
		14,583,176
		18,556,086

CONSUMER STAPLES (7.6%)

	AGRICULTURE (1.3%)
3,300	British American Tobacco PLC ADR	371,811
65,000	Reynolds American, Inc.	3,642,600
		4,014,411
	BEVERAGES (0.7%)
22,000	PepsiCo, Inc.	2,301,860

	FOOD (2.5%)
5,000	General Mills, Inc.	308,850
86,000	Hormel Foods Corp.	2,993,660
22,000	Ingredion, Inc.	2,749,120
5,700	J&J Snack Foods Corp.	760,551
10,000	McCormick & Co., Inc.	933,300
		7,745,481
	HOUSEHOLD PRODUCTS (1.1%)
73,600	Church & Dwight Co., Inc.	3,252,384

	RETAIL (2.0%)
22,400	Casey's General Stores, Inc.	2,662,912
21,000	Costco Wholesale Corp.	3,362,310
		6,025,222

		23,339,358
FINANCIALS (6.1%)

	BANKS (0.5%)
10,100	Signature Bank *	1,517,020

	DIVERSIFIED FINANCIALS SERVICES (0.2%)
12,000	Intercontinental Exchange, Inc.	677,040

	INSURANCE (5.4%)
3,700	Alleghany Corp. *	2,250,044
29,800	Arch Capital Group Ltd. *	2,571,442
25,800	Chubb, Ltd.	3,408,696

Shares		Value
3,900	Enstar Group Ltd. *	$771,030
26,100	RenaissanceRe Holdings Ltd.	3,555,342
19,800	RLI Corp.	1,249,974
23,900	Torchmark Corp.	1,762,864
20,000	Validus Holdings Ltd.	1,100,200
		16,669,592
		18,863,652

HEALTH CARE (10.6%)

	BIOTECHNOLOGY (1.0%)
11,000	Alexion Pharmaceuticals, Inc. *	1,345,850
14,400	Illumina, Inc. *	1,843,776
		3,189,626
	COMMERCIAL SERVICES (0.1%)
5,300	PAREXEL International Corp. *	348,316

	ELECTRONICS (1.4%)
10,400	Mettler-Toledo International, Inc. *	4,353,024

	HEALTH CARE PRODUCTS (6.8%)
16,000	Becton, Dickinson & Co.	2,648,800
15,300	C.R. Bard, Inc.	3,437,298
35,400	Danaher Corp.	2,755,536
17,800	DENTSPLY SIRONA, Inc.	1,027,594
19,500	Henry Schein, Inc. *	2,958,345
42,000	IDEXX Laboratories, Inc. *	4,925,340
3,700	Teleflex, Inc.	596,255
18,300	Thermo Fisher Scientific, Inc.	2,582,130
		20,931,298
	HEALTH CARE SERVICES (0.3%)
8,100	Universal Health Services, Inc. Class B	861,678

	PHARMACEUTICALS (0.5%)
8,800	Express Scripts Holding Co. *	605,352
22,000	Novo Nordisk A/S ADR	788,920
		1,394,272
	SOFTWARE (0.5%)
30,200	Cerner Corp. *	1,430,574
		32,508,788
INDUSTRIALS (21.0%)

	AEROSPACE & DEFENSE (1.8%)
14,000	General Dynamics Corp.	2,417,240
20,787	HEICO Corp.	1,603,717
16,000	Northrop Grumman Corp.	3,721,280
33,000	Teledyne Technologies, Inc. *	4,059,000
13,000	TransDigm Group, Inc.	3,236,480
		15,037,717
	AIRLINES (0.2%)
5,850	Ryanair Holdings PLC ADR *	487,071

	COMMERCIAL SERVICES (2.6%)
15,000	Equifax, Inc.	1,773,450
17,000	Healthcare Services Group, Inc.	665,890
50,503	IHS Markit, Ltd. *	1,788,311

1

December 31, 2016

Shares		Value
COMMON STOCKS (68.5%) (continued)

	COMMERCIAL SERVICES (2.6%) (continued)
115,500	Rollins, Inc.	$3,901,590
		8,129,241
	ELECTRICAL EQUIPMENT (1.8%)
13,100	Acuity Brands, Inc.	3,024,266
53,075	AMETEK, Inc.	2,579,445
		5,603,711
	ENVIRONMENTAL CONTROL (2.7%)
23,000	Republic Services, Inc.	1,312,150
26,200	Stericycle, Inc. *	2,018,448
61,750	Waste Connections, Inc.	4,852,933
		8,183,531
	HAND&MACHINE TOOLS (1.4%)
10,200	Lincoln Electric Holdings, Inc.	782,034
20,400	Snap-on, Inc.	3,493,908
		4,275,942
	HOUSEWARES (1.6%)
88,600	Toro Co. (The)	4,957,170

	MACHINERY - DIVERSIFIED (2.3%)
6,800	IDEX Corp.	612,408
18,100	Middleby Corp. (The) *	2,331,461
16,900	Roper Technologies, Inc.	3,094,052
13,600	Wabtec Corp.	1,129,072
		7,166,993
	MISCELLANEOUS MANUFACTURER (1.0%)
27,400	Carlisle Companies, Inc.	3,021,946

	TRANSPORTATION (2.5%)
51,800	Canadian National Railway Co.	3,491,320
3,900	Canadian Pacific Railway Ltd.	556,803
3,000	J.B. Hunt Transport Services, Inc.	291,210
31,200	Union Pacific Corp.	3,234,816
		7,574,149

		64,437,471

INFORMATION TECHNOLOGY (12.2%)

	COMMERCIAL SERVICES (0.9%)
10,000	Automatic Data Processing, Inc.	1,027,800
14,800	WEX, Inc. *	1,651,680
		2,679,480
	COMPUTERS (1.1%)
28,400	Accenture PLC Class A	3,326,492

	DIVERSIFIED FINANCIALS (1.2%)
36,000	MasterCard, Inc. Class A	3,717,000

	ELECTRONICS (1.4%)
62,200	Amphenol Corp. Class A	$4,179,840

	SOFTWARE (7.6%)
32,500	ANSYS, Inc. *	3,005,925

Shares		Value
36,600	Fiserv, Inc. *	$3,889,848
15,400	Intuit, Inc.	1,764,994
36,800	Jack Henry & Associates, Inc.	3,267,104
34,800	Open Text Corp.	2,150,988
40,000	Salesforce.com, Inc. *	2,738,400
8,600	ServiceNow, Inc. *	639,324
19,600	Tyler Technologies, Inc. *	2,798,292
17,400	Ultimate Software Group, Inc. (The) *	3,172,890
		23,427,765

		37,330,577
MATERIALS (4.7%)

	CHEMICALS (1.2%)
22,000	FMC Corp.	1,244,320
25,000	Valspar Corp. (The)	2,590,250
		3,834,570

	COMMERCIAL SERVICES (1.0%)
26,000	Ecolab, Inc.	3,047,720

	MISCELLANEOUS MANUFACTURER (0.8%)
31,800	AptarGroup, Inc.	2,335,710

	PACKAGING & CONTAINERS (1.7%)
44,200	Ball Corp.	3,318,094
23,000	Crown Holdings, Inc. *	1,209,110
8,300	Packaging Corp. of America	704,006
		5,231,210

		14,449,210
REAL ESTATE (0.3%)

	REITS (0.3%)
7,400	American Tower Corp. REIT	782,032

	TOTAL COMMON STOCKS (Cost $145,638,058) (68.5%)	210,267,174

Principal Amount		Value
ASSET-BACKED SECURITIES (1.1%)
$150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	150,269
150,000	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	150,057
100,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (1)	100,089
300,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	301,150
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	398,304
135,000	Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	135,129

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	$300,591
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	201,757
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (1)	252,134
250,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	250,066
450,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	451,219
125,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (1)	124,910
72,000	Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 (1)	72,090
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,760
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	151,353
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	102,717
100,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	100,182

	TOTAL ASSET-BACKED SECURITIES (Cost $3,359,931) (1.1%)	3,342,777

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	101,764
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	156,461
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	251,235
53,851	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.53%, 12/25/45 (1)(2)	54,023
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (1)(2)	254,654
250,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (2)	237,788
150,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	156,228
97,253	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	99,168

Principal Amount		Value
$400,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	$407,588
254,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	262,327
98,814	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.63%, 4/25/45 (2)	99,051
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	397,602
250,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	258,397
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	204,661
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	101,549
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	304,248
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	466,207
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A2, 3.00%, 9/15/58	102,409
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	421,821
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	303,432
250,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A2, 2.90%, 3/15/47	255,057
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,000,987) (1.6%)	4,895,670

CORPORATE BONDS & NOTES (11.0%)

	BASIC MATERIALS (0.1%)
250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	263,384
$175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	$182,839
		446,223
	COMMUNICATIONS (1.3%)
100,000	Amazon.com, Inc., Senior Unsecured Notes, 3.30%, 12/5/21 (3)	103,625
125,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	137,583

3

December 31, 2016

Principal Amount		Value
CORPORATE BONDS & NOTES (11.0%) (continued)

	COMMUNICATIONS (1.3%) (continued)
200,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	202,099
250,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	251,828
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	193,672
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	264,419
300,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	315,905
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	152,434
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23 (3)	246,412
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	160,500
150,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19 (3)	147,615
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	200,442
150,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	153,375
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19 (3)	270,959
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	255,644
250,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	242,856
200,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	198,880
100,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	99,432
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.45%, 11/1/22	241,477
		3,839,157
	CONSUMER, CYCLICAL (1.2%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (1)	250,396
100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	109,750
250,000	CVS Health Corp., Senior Unsecured Notes, 2.75%, 12/1/22	246,281
175,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	179,812
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	199,849
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	251,116
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	100,627
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	196,797
125,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	124,430

Principal Amount		Value
$250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22	$251,205
100,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	112,250
100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	103,601
250,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	252,743
150,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	172,204
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	150,751
200,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	197,075
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	153,375
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (3)	160,313
175,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	181,781
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	171,938
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	249,554
		3,815,848
	CONSUMER, NON-CYCLICAL (1.9%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	148,573
100,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	98,113
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19 (3)	200,847
150,000	Aetna, Inc., Senior Unsecured Notes, 4.25%, 6/15/36	150,397
150,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	148,762
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	150,489
100,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	95,855
100,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 2.65%, 2/1/21	100,575
200,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46 (3)	216,174
100,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23 (3)	104,266
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	158,231
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	258,120
150,000	DaVita, Inc., Guaranteed Notes, 5.75%, 8/15/22	156,750
200,000	Dr. Pepper Snapple Group, Inc., Guaranteed Notes, 3.43%, 6/15/27	199,375
175,000	Ecolab, Inc., Senior Unsecured Notes, 3.25%, 1/14/23	178,196
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	253,755
200,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27	187,382

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES (11.0%) (continued)

	CONSUMER, NON-CYCLICAL (1.9%) (continued)
$250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20 (3)	$251,299
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	200,500
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (3)	198,440
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	97,617
100,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21 (3)	100,621
225,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	242,570
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	104,000
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	156,400
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	197,621
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	156,000
100,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	95,045
150,000	St Jude Medical, Inc., Senior Unsecured Notes, 2.00%, 9/15/18	150,212
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	202,412
200,000	Teva Pharmaceutical Finance Netherlands III B.V., Guaranteed Notes, 2.20%, 7/21/21	191,337
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21 (3)	167,252
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41 (3)	52,807
150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	150,754
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	265,037
		5,785,784
	ENERGY (0.8%)
250,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	246,472
75,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, 4/1/23	77,723
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	99,500
125,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	118,087
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	99,982
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	150,789
175,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	164,424

Principal Amount		Value
$150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	$151,132
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	104,051
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	214,743
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26 (1)	188,562
175,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26 (3)	164,196
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	212,330
150,000	Tesoro Corp., Guaranteed Notes, 5.13%, 12/15/26 (1)(3)	151,710
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	175,555
		2,319,256
	FINANCIAL (3.8%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	199,511
175,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18 (3)	182,656
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	206,000
250,000	American Express Co., Senior Unsecured Notes, 1.51%, 5/22/18 (2)	250,516
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	327,832
175,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26	165,671
250,000	Ameriprise Financial, Inc., Senior Unsecured Notes, 2.88%, 9/15/26	238,600
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(3)	255,989
250,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	250,288
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	150,759
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (3)	162,795
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	206,268
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	209,552
150,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	150,055
250,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.80%, 7/21/21 (3)	251,892
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	217,210
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	182,865
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	201,755

5

December 31, 2016

Principal Amount		Value

CORPORATE BONDS & NOTES (11.0%) (continued)

	FINANCIAL (3.8%) (continued)
$250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	$253,255
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	101,375
75,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	78,188
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	149,595
155,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	166,962
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	202,863
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	257,180
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	250,486
225,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	232,783
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	217,322
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,765
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	155,902
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	202,200
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	200,588
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	216,098
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	179,706
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	99,668
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	270,413
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22 (3)	258,587
250,000	Huntington National Bank (The), Senior Unsecured Notes, 2.20%, 11/6/18	250,707
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	269,375
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	204,131
125,000	Kimco Realty Corp., Senior Unsecured Notes, 4.13%, 12/1/46	116,697
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	535,869
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	201,893
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	147,832
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	154,205
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21 (3)	257,261
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	198,226

Principal Amount		Value
$250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	$248,283
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,944
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	102,782
150,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	149,386
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	254,768
150,000	Wells Fargo & Co., Senior Unsecured Notes, 2.10%, 7/26/21 (3)	145,958
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	250,900
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	112,259
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	120,290
200,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (3)	222,266
		11,646,182
	INDUSTRIAL (0.5%)
75,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	79,500
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	156,750
150,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	164,297
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20 (3)	261,840
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	104,800
150,000	FedEx Corp., Guaranteed Notes, 4.55%, 4/1/46	151,156
200,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	189,987
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	251,026
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	251,374
		1,610,730
	TECHNOLOGY (0.5%)
100,000	Altera Corp., Guaranteed Notes, 1.75%, 5/15/17	100,313
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	251,588
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	98,054
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	207,833
100,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42	100,952
250,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	236,174
175,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45 (3)	186,448

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES (11.0%) (continued)

	TECHNOLOGY (0.5%) (continued)
$200,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25 (3)	$203,505
		1,384,867
	UTILITIES (0.9%)
275,000	American Water Capital Corp., Senior Unsecured Notes, 3.00%, 12/1/26	270,319
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	212,072
100,000	Consumers Energy Co., 3.13%, 8/31/24 (3)	100,732
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	157,470
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	225,052
100,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	97,893
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	214,352
250,000	Florida Power & Light Co., 4.95%, 6/1/35	285,219
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	194,289
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	103,860
200,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26 (3)	195,942
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21 (3)	100,307
162,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23 (3)	167,446
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	252,142
250,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	246,773
		2,823,868

	TOTAL CORPORATE BONDS & NOTES (Cost $33,739,133) (11.0%)	33,671,915

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	268,375
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	129,844

Principal Amount		Value
$250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	$255,689
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $663,814) (0.2%)	653,908

LONG-TERM MUNICIPAL SECURITIES (0.7%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	189,196
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	127,667
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	194,988
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	237,082
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	202,892
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	199,438
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	137,627
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	97,243
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	336,527
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	160,625
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	110,518
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	236,712
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,259,316) (0.7%)	2,230,515

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)
500,000	FHLB, 2.88%, 9/11/20	521,989
500,000	FHLMC, 1.00%, 7/28/17	500,777
500,000	FHLMC, 0.75%, 1/12/18	498,981
500,000	FHLMC, 1.75%, 5/30/19	504,711

7

December 31, 2016

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%) (continued)
$175,666	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	$172,845
269,079	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	284,055
51,348	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	54,195
242,018	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	254,217
322,388	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	347,589
52,610	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	57,588
20,589	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	21,207
29,416	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	30,137
275,735	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	287,890
179,718	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	188,899
266,735	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	280,393
122,824	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	129,134
137,972	FNMA, 4.50%, 4/1/40	148,692
28,665	FNMA, 4.50%, 7/1/40	30,891
115,241	FNMA Pool #745275, 5.00%, 2/1/36	125,854
114,988	FNMA Pool #890585, 5.00%, 3/1/39	125,618
6,318	FNMA Pool #910242, 5.00%, 3/1/37	6,879
13,107	FNMA Pool #975116, 5.00%, 5/1/38	14,270
618	FNMA Pool #976734, 5.00%, 3/1/38	672
224,283	FNMA Pool #995245, 5.00%, 1/1/39	244,191
141,791	FNMA Pool #AA7720, 4.00%, 8/1/39	149,277
296,973	FNMA Pool #AB1259, 5.00%, 7/1/40	323,947
259,956	FNMA Pool #AB1796, 3.50%, 11/1/40	268,085
148,384	FNMA Pool #AB3218, 3.50%, 7/1/31	153,105
191,817	FNMA Pool #AB5024, 3.00%, 4/1/42	191,742
247,238	FNMA Pool #AB6286, 2.50%, 9/1/27	247,996
279,361	FNMA Pool #AB8144, 5.00%, 4/1/37	304,799
159,803	FNMA Pool #AC8908, 4.50%, 1/1/40	172,517
63,557	FNMA Pool #AH3226, 5.00%, 2/1/41	69,505
48,483	FNMA Pool #AH6186, 4.00%, 2/1/41	51,010
126,783	FNMA Pool #AH7205, 4.50%, 3/1/41	136,605
131,340	FNMA Pool #AH8932, 4.50%, 4/1/41	141,815
139,065	FNMA Pool #AI1019, 4.50%, 5/1/41	150,207
209,832	FNMA Pool #AJ6932, 3.00%, 11/1/26	215,776
232,046	FNMA Pool #AL7662, 4.50%, 10/1/43	250,483
108,122	FNMA Pool #AQ0287, 3.00%, 10/1/42	108,092
334,979	FNMA Pool #AQ3960, 3.00%, 8/1/28	344,060
266,012	FNMA Pool #AR0930, 2.50%, 1/1/28	266,830
131,802	FNMA Pool #AS0865, 2.50%, 10/1/28	132,206
273,671	FNMA Pool #AS1529, 3.00%, 1/1/29	281,082
36,997	FNMA Pool #AS2751, 4.50%, 6/1/44	39,793
16,228	FNMA Pool #AS3293, 4.00%, 9/1/44	17,064
131,811	FNMA Pool #AS3789, 4.50%, 11/1/44	141,853
219,801	FNMA Pool #AS5485, 4.50%, 7/1/45	236,520
198,751	FNMA Pool #AS5696, 3.50%, 8/1/45	203,845
400,445	FNMA Pool #AS5906, 3.50%, 10/1/45	410,712

Principal Amount		Value
$65,870	FNMA Pool #AS6205, 3.50%, 11/1/45	$67,559
482,593	FNMA Pool #AS6385, 4.00%, 12/1/45	507,590
38,880	FNMA Pool #AU4290, 4.00%, 9/1/43	40,895
390,394	FNMA Pool #AU7025, 3.00%, 11/1/43	390,283
39,739	FNMA Pool #AU7431, 4.50%, 11/1/43	42,747
166,609	FNMA Pool #AU8070, 3.50%, 9/1/43	171,739
633,708	FNMA Pool #AV0703, 4.00%, 12/1/43	666,118
152,520	FNMA Pool #AW5055, 3.50%, 7/1/44	156,940
152,868	FNMA Pool #AW9239, 4.50%, 8/1/44	164,550
111,990	FNMA Pool #AX1138, 3.50%, 9/1/44	114,885
250,663	FNMA Pool #AY2618, 4.00%, 3/1/45	263,634
144,316	FNMA Pool #AY2713, 4.00%, 2/1/45	151,789
107,200	FNMA Pool #AY2728, 2.50%, 2/1/30	107,464
162,007	FNMA Pool #AZ0176, 3.00%, 6/1/45	161,118
215,381	FNMA Pool #AZ4775, 3.50%, 10/1/45	220,900
179,836	FNMA Pool #AZ6194, 3.50%, 10/1/45	184,448
228,739	FNMA Pool #AZ9703, 3.00%, 10/1/45	227,484
453,965	FNMA Pool #BA4732, 3.50%, 12/1/45	465,668
482,741	FNMA Pool #BC9482, 3.00%, 7/1/46	480,093
248,375	FNMA Pool #BD8213, 3.00%, 9/1/46	247,012
227,535	FNMA Pool #MA0073, 4.50%, 5/1/29	244,724
197,964	FNMA Pool #MA2304, 4.00%, 6/1/45	208,239
236,969	FNMA Pool #MA2641, 3.00%, 6/1/46	235,669
144,447	FNMA Pool #MA3894, 4.00%, 9/1/31	153,205
250,000	FNMA Pool TBA, 3.00%, 1/1/47	248,353
169,417	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	167,275
149,186	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	145,364
216,922	GNMA II Pool #MA1090, 3.50%, 6/20/43	226,532
125,056	GNMA II Pool #MA1448, 3.50%, 11/20/43	130,542
158,735	GNMA II Pool #MA1520, 3.00%, 12/20/43	161,401
118,540	GNMA II Pool #MA2074, 4.00%, 7/20/44	125,994
229,850	GNMA II Pool #MA2149, 4.00%, 8/20/44	244,303
47,606	GNMA II Pool #MA2304, 4.00%, 10/20/44	50,599
389,434	GNMA II Pool #MA2445, 3.50%, 12/20/44	405,586
249,976	GNMA II Pool #MA3803, 3.50%, 7/20/46	260,134
165,733	GNMA Pool #650494, 5.50%, 1/15/36	187,000
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,924,759) (5.8%)	17,868,436

U.S. TREASURY OBLIGATIONS (3.6%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	466,156
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	702,883
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	123,551
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	225,258
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	96,590
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	277,236
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	110,840
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	303,633
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	345,748
100,000	U.S. Treasury Bonds, 2.50%, 2/15/46	88,859
200,000	U.S. Treasury Bonds, 2.50%, 5/15/46	177,734

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	U.S. TREASURY NOTES & BONDS (3.6%) (continued)
$250,000	U.S. Treasury Notes, 0.88%, 10/15/17	$250,039
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	201,672
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	349,180
1,250,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,254,687
550,000	U.S. Treasury Notes, 1.00%, 9/30/19	544,263
250,000	U.S. Treasury Notes, 1.38%, 12/15/19	249,404
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	348,674
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	493,535
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	99,477
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	197,242
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	298,066
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	349,768
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	151,940
100,000	U.S. Treasury Notes, 1.38%, 4/30/21	98,098
550,000	U.S. Treasury Notes, 2.25%, 4/30/21	559,646
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	203,133
450,000	U.S. Treasury Notes, 2.00%, 10/31/21	451,301
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	100,156
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	148,002
300,000	U.S. Treasury Notes, 1.88%, 5/31/22	297,586
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	48,762
150,000	U.S. Treasury Notes, 2.00%, 11/30/22	148,986
100,000	U.S. Treasury Notes, 1.63%, 4/30/23	96,719
50,000	U.S. Treasury Notes, 2.75%, 2/15/24	51,641
400,000	U.S. Treasury Notes, 2.38%, 8/15/24	401,859
120,000	U.S. Treasury Notes, 2.25%, 11/15/24	119,264
100,000	U.S. Treasury Notes, 2.13%, 5/15/25	98,031
200,000	U.S. Treasury Notes, 1.63%, 2/15/26	186,875
50,000	U.S. Treasury Notes, 1.63%, 5/15/26	46,625
302,526	U.S. Treasury Notes, 0.13%, 7/15/26	292,543

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,175,890) (3.6%)	11,055,662

Shares		Value
SHORT-TERM INVESTMENTS (8.5%)

	MONEY MARKET FUNDS (8.5%)
22,903,404	State Street Institutional Liquid Reserves Fund	22,903,404
3,163,890	State Street Navigator Securities Lending Prime Portfolio (4)	3,163,890

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,068,547) (8.5%)	26,067,294

	TOTAL INVESTMENT SECURITIES (101.0%) (Cost $245,830,435)	$310,053,351

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.0%)		(3,071,217)

NET ASSETS (5) (100%)		$306,982,134

*	Non-income producing.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of December 31, 2016, the market value of the securities on loan was $3,103,565.
(4)	Securities with an aggregate market value of $3,103,565 were out on loan in exchange for $3,163,890 of cash collateral as of December 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $245,830,435, aggregate gross unrealized appreciation was $66,457,865, aggregate gross unrealized depreciation was $2,234,949 and the net unrealized appreciation was $64,222,916.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$210,267,174	$—	$—	$210,267,174
Asset-Backed Securities	—	3,342,777	—	3,342,777
Commercial Mortgage-Backed Securities	—	4,895,670	—	4,895,670
Corporate Bonds & Notes*	—	33,671,915	—	33,671,915
Foreign Government Obligations	—	653,908	—	653,908
Long-Term Municipal Securities*	—	2,230,515	—	2,230,515
U.S. Government Agency Obligations	—	17,868,436	—	17,868,436
U.S. Treasury Obligations	—	11,055,662	—	11,055,662
Short-Term Investments	26,067,294	—	—	26,067,294
Total Investments in Securities	$236,334,468	$73,718,883	$—	$310,053,351
*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2017